Amortized Cost and Fair Value of Available for Sale Fixed Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale fixed-maturity securities, amortized cost
Due in one year or less, amortized cost	$ 1,938,774
Due after one year through five years, amortized cost	9,519,557
Due after five years through ten years, amortized cost	20,634,395
Due after ten years, amortized cost	27,434,010
Mortgage-backed securities and collateralized mortgage obligations, amortized cost	13,426,643
Total available-for-sale fixed-maturity securities, amortized cost	72,953,379	62,666,291
Available-for-sale fixed-maturity securities, fair value
Due in one year or less, fair value	1,981,044
Due after one year through five years, fair value	10,404,244
Due after five years through ten years, fair value	21,584,444
Due after ten years, fair value	31,132,124
Mortgage-backed securities and collateralized mortgage obligations, fair value	14,109,929
Total available-for-sale fixed-maturity securities, fair value	$ 79,211,785	$ 66,363,306